Related Party Transactions - Transactions and balances with former related parties (Details)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2023 USD ($)	Sep. 30, 2023 USD ($) subsidiary	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
CoolCo | Lease obligations
Related Party Transaction [Line Items]
Guaranty liabilities		$ 185,300,000
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary		2
Debt guarantee, percentage | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate		0.50%
CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Related party transaction, net income (expense) from related parties	$ 451,000		$ 1,181,000
CoolCo and Subsidiaries | Management and administrative service fees
Related Party Transaction [Line Items]
Compensation amount	588,000		2,217,000
CoolCo and Subsidiaries | Ship management fees revenue
Related Party Transaction [Line Items]
Compensation amount	0		1,249,000
CoolCo and Subsidiaries | Ship management fees expense
Related Party Transaction [Line Items]
Compensation amount	(333,000)		(2,934,000)
CoolCo and Subsidiaries | Ship management fees expense | Golar Artic and Golar Tundra | Ship management agreements
Related Party Transaction [Line Items]
Ship management fee expenses	200,000		300,000
CoolCo and Subsidiaries | Ship management fees expense | Hilli | FLNG crewing services
Related Party Transaction [Line Items]
Ship management fee expenses	0		100,000
CoolCo and Subsidiaries | Ship management fees expense | LNG Croatia and NFE's fleet of vessels to CoolCo | Sub-contract, vessel management pbligations
Related Party Transaction [Line Items]
Ship management fee expenses	100,000		2,600,000
CoolCo and Subsidiaries | Ship management fees expense | LNG Croatia and NFE's fleet of vessels to CoolCo | Sub-contract, vessel management pbligations | General and Administrative Expense
Related Party Transaction [Line Items]
Ship management fee expenses	0		2,400,000
CoolCo and Subsidiaries | Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	175,000		563,000
CoolCo and Subsidiaries | Commitment fees
Related Party Transaction [Line Items]
Compensation amount	21,000		86,000
CoolCo | Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	200,000		600,000
CoolCo | Commitment fees
Related Party Transaction [Line Items]
Compensation amount	$ 21,000		$ 86,000
CoolCo | Loan to related party | Revolving credit facility
Related Party Transaction [Line Items]
Compensation amount				$ 25,000,000
Related party transaction rate		5.00%
CoolCo | Loan to related party | Revolving credit facility | Related Party
Related Party Transaction [Line Items]
Debt instrument, term				2 years
Annual commitment fee		0.50%